Disposal of Subsidiaries - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Consideration from disposition of subsidiary group	¥ 0		¥ 0	¥ 41
Gain/(loss) on disposal of subsidiaries	¥ (838)	$ (115)	¥ 43,715	¥ 1,390